Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 79,623	¥ 62,131
Total Financing Receivables	4,681,038	4,362,575
Non-Accrual	73,575	58,433
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
Total Financing Receivables	48,566
Non-Accrual	0
Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		21,988
Total Financing Receivables		1,155,632
Non-Accrual		14,807
Direct financing leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		6,837
Total Financing Receivables		793,239
Non-Accrual		6,158
Direct financing leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		15,151
Total Financing Receivables		362,393
Non-Accrual		8,649
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	29,048
Total Financing Receivables	1,080,964
Non-Accrual	15,346
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,726
Total Financing Receivables	747,607
Non-Accrual	5,971
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	20,322
Total Financing Receivables	333,357
Non-Accrual	9,375
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	20,211	21,430
Total Financing Receivables	2,171,139	1,906,022
Non-Accrual	13,607	15,647
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,332	4,375
Total Financing Receivables	1,884,359	1,598,827
Non-Accrual	2,469	2,654
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,709	2,675
Total Financing Receivables	223,651	245,139
Non-Accrual	2,114	2,127
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,170	14,380
Total Financing Receivables	63,129	62,056
Non-Accrual	9,024	10,866
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	30,364	18,713
Total Financing Receivables	1,428,935	1,300,921
Non-Accrual	44,622	27,979
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
Total Financing Receivables		49,113
Non-Accrual		0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,466	5,382
Total Financing Receivables	83,515	49,915
Non-Accrual	2,466	3,818
Corporate borrowers | Real Estate Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	586	552
Total Financing Receivables	300,984	288,851
Non-Accrual	586	552
Corporate borrowers | Real Estate Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,387	2
Total Financing Receivables	131,894	66,198
Non-Accrual	12,491	840
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,635	4,734
Total Financing Receivables	255,311	266,676
Non-Accrual	2,409	4,656
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,290	8,043
Total Financing Receivables	608,665	580,168
Non-Accrual	26,670	18,113
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	23,671	17,924
30 To 89 Days Past Due | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
30 To 89 Days Past Due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		7,181
30 To 89 Days Past Due | Direct financing leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		679
30 To 89 Days Past Due | Direct financing leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		6,502
30 To 89 Days Past Due | Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,702
30 To 89 Days Past Due | Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,755
30 To 89 Days Past Due | Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,947
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,604	5,783
30 To 89 Days Past Due | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,863	1,721
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	595	548
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,146	3,514
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,365	4,960
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	2,925
30 To 89 Days Past Due | Corporate borrowers | Real Estate Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Real Estate Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1	2
30 To 89 Days Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	226	78
30 To 89 Days Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,138	1,955
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	55,952	44,207
90 Days or More Past Due | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
90 Days or More Past Due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		14,807
90 Days or More Past Due | Direct financing leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		6,158
90 Days or More Past Due | Direct financing leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		8,649
90 Days or More Past Due | Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,346
90 Days or More Past Due | Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,971
90 Days or More Past Due | Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,375
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,607	15,647
90 Days or More Past Due | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,469	2,654
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,114	2,127
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,024	10,866
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	26,999	13,753
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,466	2,457
90 Days or More Past Due | Corporate borrowers | Real Estate Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	586	552
90 Days or More Past Due | Corporate borrowers | Real Estate Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,386	0
90 Days or More Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,409	4,656
90 Days or More Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 9,152	¥ 6,088